Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ 253,893	$ 299,364	$ (537,814)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	21,996	15,180	12,575
Changes in allowance for doubtful accounts	3,786	(38,883)	(146,174)
Gain on foreign currency transactions	31,109	(12,072)
Gain on sale of asset		(1,705)
Non cash operating lease expense	92,621	88,632
Non cash interest income	(5,926)
Decrease in deferred tax assets	10,180	101,166	72,975
Changes in operating assets and liabilities:
Increase in accounts receivables	(1,676,789)	(374,592)	(83,189)
Decrease (increase) in other receivables	24,282	(4,630)	41,441
Decrease (increase) in prepaid expense	38,346	174,113	(150,273)
Decrease (increase) in prepaid income tax		3,605	(3,762)
Increase (decrease) in accounts payable and accrued expenses	622,118	(107,980)	131,876
Increase (decrease) in VAT and other tax payable	87,761	(28,518)	18,843
Decrease in operating lease liabilities	(92,621)	(141,838)
(Decrease) increase in deferred income	(8,889)	26,657
Net Cash Used in Operating Activities	(598,133)	(1,501)	(643,502)
Cash Flows from Investing Activities:
Purchase of office equipment and software	(13,416)	(66,354)	(1,215)
Advance made to deconsolidated subsidiary		(127,804)
Loan repayment received	14,492
Proceeds from disposal of asset		3,330
Net Cash Provided by (Used in) Investing Activities	1,076	(190,828)	(1,215)
Cash Flows from Financing Activities:
Proceeds from Regulation S offering - August 26, 2020, net of offering costs of $2,760	110,747
Proceeds from initial public offering - net of offering costs of $26,399 and $2,103,816, respectively		70,406	4,103,479
Net Cash Provided by Financing Activities	110,747	70,406	4,103,479
Effect of exchange rate changes on cash and cash equivalents	44,326	(17,957)	116,055
Net (decrease) increase in cash, cash equivalents and restricted cash	(441,984)	(139,880)	3,574,817
Cash, cash equivalents, and restricted cash - beginning of the period	6,552,677	6,692,557	3,117,740
Cash, cash equivalents, and restricted cash - end of the period	6,110,693	6,552,677	6,692,557
Cash and cash equivalents	4,976,527	4,995,843	5,626,079
Restricted foreign currency	1,134,166	$ 1,556,834	1,066,478
Cash paid for:
Income taxes	$ 39		$ 271,817